UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08025

GLOBAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

11 Hanover Square
New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Global Income Fund, Inc.
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of Fiscal Year End: 12/31

Date of Reporting Period: 03/31/10

Item 1.  Schedule of Investments

GLOBAL INCOME FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2010
(Unaudited)
Shares			Cost	Value
		CLOSED END FUNDS (47.03%)
		United States
105,476		Alpine Global Premier Properties Fund	$ 644,593	$ 690,868
104,900		BlackRock Income Trust, Inc.	609,177	688,144
95,000		Cohen & Steers Dividend Majors Fund, Inc.	998,213	1,058,300
152,014		Cohen & Steers Quality Income Realty Fund, Inc.	587,993	1,083,860
75,000		DWS Dreman Value Income Edge Fund, Inc.	1,265,200	971,250
349,000		DWS RREEF Real Estate Fund, Inc.	1,275,959	1,584,460
1,100,066		DWS RREEF Real Estate Fund II, Inc.	981,254	1,441,086
54,000		Gabelli Dividend & Income Trust (a)	988,501	743,040
54,199		Helios Advantage Income Fund, Inc.	256,334	379,393
20,000		Helios High Income Fund, Inc.	181,158	162,600
27,301		LMP Capital & Income Fund Inc.	272,123	293,759
86,320		Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,011,189	1,095,401
60,000		Macquarie Global Infrastructure Total Return Fund Inc.	977,850	956,400
71,192		NFJ Dividend, Interest & Premium Strategy Fund	985,984	1,126,257
150,000		Nuveen Multi-Strategy Income and Growth Fund	748,275	1,180,500
135,000		Nuveen Multi-Strategy Income and Growth Fund 2	904,050	1,115,100
59,477		RMR Real Estate Fund	808,673	1,554,729

		Total closed end funds	13,496,526	16,125,147

Principal
Amount (b)
		DEBT SECURITIES (41.40%)
		Australia (5.62%)
$1,000,000		National Australia Bank, 8.60% Subordinated Notes, due 5/19/10 (a)	1,004,946	1,010,052
500,000	AUD	Telstra Corp. Ltd., 6.25% Senior Notes due 4/15/15	365,869	446,825
500,000	AUD	Telstra Corp. Ltd., 7.25% Senior Notes due 11/15/12 (a)	403,051	470,965
			1,773,866	1,927,842

		Austria (4.08%)
1,000,000	EUR	Republic of Austria, 5.25% Euro Medium Term Notes, due 1/04/11	1,300,880	1,399,917

		Canada (8.02%)
1,000,000	CAD	HSBC Financial Corp. Ltd., 4.00% Medium Term Notes, due 5/03/10	902,722	988,518
500,000	CAD	Molson Coors Cap, 5.00% Guaranteed Notes, due 9/22/15 (a)	446,081	518,869
1,350,000	AUD	Province of Ontario, 5.50% Euro Medium Term Notes, due 7/13/12 (a)	1,034,104	1,241,808
			2,382,907	2,749,195

		Cyprus (2.07%)
500,000	EUR	Republic of Cyprus, 4.375% Euro Medium Term Notes, due 7/15/14	619,159	708,179

		Germany (2.24%)
500,000	GBP	RWE Finance B.V., 4.625% Notes, due 8/17/10	921,685	766,387

		Hungary (1.99%)
500,000	EUR	Republic of Hungary, 4.00% Bonds, due 9/27/10	619,649	684,759

		Mexico (3.14%)
1,000,000		United Mexican States, 5.625% Notes, due 1/15/17 (a)	983,665	1,075,000

		Netherlands (8.10%)
1,000,000	EUR	ING Bank N.V., 5.50% Euro Medium Term Notes, due 1/04/12	1,324,774	1,418,257
1,000,000	EUR	Rabobank Nederland, 3.125% Senior Notes, due 7/19/10	1,330,573	1,359,106
			2,655,347	2,777,363

		South Korea (1.58%)
500,000		Korea Development Bank, 5.75% Notes, due 9/10/13 (a)	506,323	543,202

		United Kingdom (3.95%)
1,000,000	EUR	Tesco PLC, 4.75% Euro Medium Term Notes, due 4/13/10 (a)	1,315,088	1,354,334

		United States (0.61%)
262,783		CIT RV Trust 1998-A B , 6.29% Subordinated Bonds, due 1/15/17 (a)	267,399	210,526

		Total debt securities	13,345,968	14,196,704
Shares
		CLOSED END FUND BUSINESS DEVELOPMENT COMPANIES (9.75%)
		United States
485,911		GSC Investment Corp.	1,057,164	1,132,173
101,500		MVC Capital, Inc.	980,236	1,377,355
97,765		NGP Capital Resources Co.	675,980	832,958

		Total closed end fund business development companies	2,713,380	3,342,486

		PREFERRED STOCKS (2.05%)
		United States
4,000		BAC Capital Trust II, 7.00%	100,000	92,960
25,000		Corporate-Backed Trust Certificates, 8.20% (Motorola)	625,000	608,750

		Total preferred stocks	725,000	701,710

		Total investments (100.23%)	$30,280,874	34,366,047

		Other assets in excess of liabilities (-0.23%)		(78,096)

		Net assets (100.00%)		$34,287,951

		(a) Fully or partially pledged as collateral on bank credit facility. As of March 31, 2010, the value of investments pledged as collateral was $7,357,841.
		(b) The principal amount is stated in U.S. dollars unless otherwise indicated.

		Currency Abbreviations
		AUD - Australian Dollar
		CAD - Canadian Dollar
		EUR - Euros
		GBP - British Pound

Notes to Schedule of Portfolio Investments (Unaudited):

Valuation of Investments

Securities traded primarily on a U.S. national securities exchange (“USNSE”) are valued at the last reported sale price on the day the valuations are made. Securities traded primarily on the Nasdaq Stock Market (“Nasdaq”) are normally valued by the Funds at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., ET, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities that are not traded on a particular day, and securities traded in foreign and over-the-counter markets that are not also traded on a USNSE or Nasdaq, are valued at the mean between the last bid and asked prices. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Certain of the securities in which the Funds may invest are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a bond dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when stockholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Investment Manager under the direction of and pursuant to procedures established by the Fund’s Board of Directors. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security’s valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

Fair Value Measurements

The Fund uses a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

Level 1 -	quoted prices in active markets for identical investments.
Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund’s assets carried at fair value. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

	Level 1	Level 2	Level 3	Total
Assets
Closed end funds
United States	$16,125,147	$-	$-	$16,125,147
Debt securities
Australia	-	1,927,842	-	1,927,842
Austria	-	1,399,917	-	1,399,917
Canada	-	2,749,195	-	2,749,195
Cyprus	-	708,179	-	708,179
Germany	-	766,387	-	766,387
Hungary	-	684,759	-	684,759
Mexico	-	1,075,000	-	1,075,000
Netherlands	-	2,777,363	-	2,777,363
South Korea	-	543,202	-	543,202
United Kingdom	-	1,354,334	-	1,354,334
United States	-	210,526	-	210,526
Closed end funds business development companies
United States	3,342,486	-	-	3,342,486
Preferred stocks	-	-	-	-
United States	701,710	-	-	701,710
Total	$20,169,343	$14,196,704	$-	$34,366,047

There were no transfers into or from Level 1 or Level 2 during the three months ended March 31, 2010.

Cost for Federal Income Tax Purposes

At March 31, 2010, for federal income tax purposes the cost of investments was $30,173,544 and net unrealized appreciation aggregated $4,192,503, comprised of gross unrealized appreciation of $4,916,485 and gross unrealized depreciation of $723,982.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Fund, Inc.

By: /s/Thomas B. Winmill
Thomas B. Winmill, President

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas B. Winmill
Thomas B. Winmill, President

Date: May 26, 2010

By: /s/Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 26, 2010

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)